SCHEDULE OF FINANCIAL ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	$ 3,780	$ 2,495
Fair Value, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	161
Fair Value, Recurring [Member] | Fair Value Of Convertible Componentin Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	161
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 1 [Member] | Fair Value Of Convertible Componentin Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 2 [Member] | Fair Value Of Convertible Componentin Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	161
Fair Value, Recurring [Member] | Fair Value, Inputs, Level 3 [Member] | Fair Value Of Convertible Componentin Convertible Notes [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total liabilities	$ 161